Transactions with Related Parties - Charter Revenues (Table) (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years		1TC
Commencement of charter		03/2010
Termination or earliest expected redelivery		03/2011
Gross daily hire rate		$12.0
Net daily hire rate		$11.9
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	0.25 TC
Commencement of charter	08/2011	03/2011
Termination or earliest expected redelivery	07/2012	08/2011
Gross daily hire rate	$13.5	$13.0
Net daily hire rate	$13.3	$12.8
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC
Commencement of charter	10/2011	10/2010
Termination or earliest expected redelivery	09/2012	10/2011
Gross daily hire rate	$13.8	$12.0
Net daily hire rate	$13.6	$11.9
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC	1TC
Commencement of charter	06/2012	02/2010
Termination or earliest expected redelivery	05/2013	03/2011
Gross daily hire rate	$14.0	$12.8
Net daily hire rate	$13.8	$12.6
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	2TC	2TC
Commencement of charter		06/2010
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$13.0	$13.0
Net daily hire rate	$12.8	$12.8
M/T Amore Mio II
Related Party Transaction [Line Items]
Time charter (TC) in years	0.9 to 1.2TC	1 TC
Commencement of charter	12/2011	01/2011
Termination or earliest expected redelivery	03/2012	12/2011
Gross daily hire rate	$18.3	$25.3
Net daily hire rate	$18.0	$25.0
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC
Commencement of charter		05/2011
Termination or earliest expected redelivery	05/2013
Gross daily hire rate	$14.0	$14.0
Net daily hire rate	$13.8	$13.8
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2011
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Alexander The Great
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	10/2012
Gross daily hire rate	$28.0+$34.0+$38.0
Net daily hire rate	$27.7+$33.6+$37.5
M/T Amoureux
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Aias
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	10/2012
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	01/2012
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0+$34.0+$38.0
Net daily hire rate	$27.7+$33.6+$37.5
M/T Miltiadis M II
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2012
Termination or earliest expected redelivery	02/2013
Gross daily hire rate	$18.3
Net daily hire rate	$18.0